Unaudited Interim Condensed Consolidated Statements of Changes in Shareholders’ Equity - USD ($) $ in Thousands	Ordinary shares	Additional paid- in capital	Accumulated deficit	Total
Balance at Dec. 31, 2024		$ 112,280	$ (105,379)	$ 6,901
Balance (in Shares) at Dec. 31, 2024	1,885,633
Issuance of ordinary shares, net of issuance cost of $134		2,647		2,647
Issuance of ordinary shares, net of issuance cost of $134 (in Shares)	70,932
Share-based compensation		295		295
Loss for the period			(6,952)	(6,952)
Balance at Jun. 30, 2025		115,222	(112,331)	2,891
Balance (in Shares) at Jun. 30, 2025	1,956,565
Balance at Dec. 31, 2025		129,487	(120,436)	$ 9,051
Balance (in Shares) at Dec. 31, 2025	2,439,321			2,439,321
Issuance of ordinary shares, warrants and pre-funded warrants, net of issuance cost of $1,245		11,309		$ 11,309
Issuance of ordinary shares, warrants and pre-funded warrants, net of issuance cost of $1,245 (in Shares)	983,204
Exercise of warrants		10		10
Exercise of warrants (in Shares)	340
Issuance of ordinary shares upon vesting of restricted share units
Issuance of ordinary shares upon vesting of restricted share units (in Shares)	3,850
Share-based compensation		301		301
Loss for the period			(8,775)	(8,775)
Balance at Jun. 30, 2026		$ 141,107	$ (129,211)	$ 11,896
Balance (in Shares) at Jun. 30, 2026	3,426,715			3,426,715